Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Balance	¥ 556,567		¥ 857,145
Foreign currency translation adjustments	1,538		53,461
Impairment provided	(403,076)	$ (55,221)	(354,039)	¥ 0
Balance	155,029	$ 21,239	556,567	857,145
Color Cosmetics Brands
Goodwill [Line Items]
Balance	25,862		25,862
Impairment provided	(5,266)
Balance	20,596		25,862	25,862
Skincare Brands [Member]
Goodwill [Line Items]
Balance	530,705		831,283
Foreign currency translation adjustments	1,538		53,461
Impairment provided	(397,810)		(354,039)
Balance	¥ 134,433		¥ 530,705	¥ 831,283